DESCRIPTION OF THE PLAN (Details) - EBP 039	12 Months Ended
	Dec. 31, 2025 USD ($) option loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Maximum contribution as a percentage of pre-tax eligible compensation	40.00%
Maximum contribution amount based on pre-tax eligible compensation	$ 15,000
Maximum contribution as a percentage of after-tax eligible compensation	10.00%
Number of investment options | option	17
Pre-tax automatic annual deferral rate increase	1.00%
Vesting period for employer contributions	2 years
Amounts forfeited from non-vested accounts	$ 98,000
Forfeitures used to fund RTX's contributions	104,000
Forfeited non-vested account balance	$ 36,000	$ 103,000
Maximum percentage to vested balance for notes receivable from participants	50.00%
Maximum borrowing amount for notes receivable from participants	$ 50,000
Period used for deduction from maximum borrowing amount for highest loan balance for notes receivable from participants	12 months
Minimum borrowing amount for notes receivable from participants	$ 1,000
Maximum borrowing term for notes receivable from participants	5 years
Maximum number of loans outstanding for notes receivable from participants | loan	2
Basis spread on variable rate for notes receivable from participants	1.00%
Employer Matching Contribution for First 3%
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	100.00%
Percentage of participant compensation matched	3.00%
Employer Matching Contribution up to 6%
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	33.30%
Percentage of participant compensation matched	6.00%
Minimum
EBP, Description of Plan [Line Items]
Pre-tax automatic deferral rate	6.00%
Interest rate for notes receivable from participants	4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Pre-tax automatic deferral rate	10.00%
Interest rate for notes receivable from participants	9.50%	9.56%
Target-Date Retirement Funds
EBP, Description of Plan [Line Items]
Number of investment options | option	12